Financial Instruments - Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt	$ 34,931	[1],[2]	$ 38,410	[1],[2]
Current portion not included above	6		3,502
Senior Unsecured Debt At 6.20 March 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	3,248	[3]	3,247	[3]
Debt instrument, rate	6.20%	[3]
Senior Unsecured Debt At 5.35 March 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	3,069	[3]	3,000	[3]
Debt instrument, rate	5.35%	[3]
Senior Unsecured Debt At 7.20 March 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	2,948	[3]	2,564	[3]
Debt instrument, rate	7.20%	[3]
Senior Unsecured Debt At 4.75 Euro June 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	2,583	[4]	2,665	[4]
Debt instrument, rate	4.75%	[4]
Senior Unsecured Debt At 5.75 Euro June 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	2,581	[4]	2,662	[4]
Debt instrument, rate	5.75%	[4]
Senior Unsecured Debt At 3.625 Euro June 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	2,392	[4]	2,466	[4]
Debt instrument, rate	3.625%	[4]
Senior Unsecured Debt At 6.50 U.K. Pound June 2038 [Member]
Debt Instrument [Line Items]
Long-term debt	2,306	[4]	2,306	[4]
Debt instrument, rate	6.50%	[4]
Senior Unsecured Debt At 5.95 April 2037 [Member]
Debt Instrument [Line Items]
Long-term debt	2,088		2,089
Debt instrument, rate	5.95%
Senior Unsecured Debt At 5.50 February 2014 [Member]
Debt Instrument [Line Items]
Long-term debt	1,893		1,921
Debt instrument, rate	5.50%
Senior Unsecured Debt At 5.50 March 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	1,564		1,608
Debt instrument, rate	5.50%
Senior Unsecured Debt At 4.55 Euro May 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	1,325		1,322
Debt instrument, rate	4.55%
Senior Unsecured Debt At 4.75 Euro December 2014 [Member]
Debt Instrument [Line Items]
Long-term debt	1,266		1,302
Debt instrument, rate	4.75%
Senior Unsecured Debt At 5.50 February 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	1,061		1,074
Debt instrument, rate	5.50%
Senior Unsecured Debt At 4.45 March 2012 [Member]
Debt Instrument [Line Items]
Long-term debt			3,543	[5]
Debt instrument, rate	4.45%	[5]
Notes And Other Debt At 5.28 2012-2018 [Member]
Debt Instrument [Line Items]
Long-term debt	2,302	[6]	2,342	[6]
Debt instrument, rate	5.28%	[6]
Notes And Other Debt At 6.51 2021-2036 [Member]
Debt Instrument [Line Items]
Long-term debt	3,440	[7]	3,464	[7]
Debt instrument, rate	6.51%	[7]
Foreign currency notes and other foreign currency debt with a weighted average interest rate 2.48 2014-2016 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 865	[8]	$ 835	[8]
Debt instrument, rate	2.48%	[8]

[1]	Includes foreign currency debt with fair values of $919 million at December 31, 2011 and $880 million at December 31, 2010, which are used as hedging instruments.
[2]	The fair value of our long-term debt is $40.1 billion at December 31, 2011 and $42.3 billion at December 31, 2010.
[3]	Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.
[4]	Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20% plus, in each case, accrued and unpaid interest.
[5]	At December 31, 2011, the note was called.
[6]	Contains debt issuances with a weighted-average maturity of approximately 5 years.
[7]	Contains debt issuances with a weighted-average maturity of approximately 18 years.
[8]	Contains debt issuances with a weighted-average maturity of approximately 4 years.